Derivatives Instruments (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
15. Derivative Instruments
Cash collateral provided to others	$ 212	$ 69
Cash collateral received from others	100	6
Total fair value of these derivatives, in a liability position	$ 682	$ 338